Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income for the year	$ 10,537	$ 25,254
Items not affecting cash:
Depletion and depreciation and financing amortization	30,723	28,489
Mineral, royalty and other interests impairments	9,104	2,507
Deferred income tax expense	3,209	4,225
Share-based payments	3,785	3,106
(Gain) on revaluation of investments	(5,827)	(22,093)
Unrealized foreign exchange gain	(2,122)
Interest on loan receivable	(409)	(1,528)
(Gain) loss on mineral interest disposal and other	(5,024)	655
Changes in non-cash working capital	797	(1,624)
Cash flow from (used in) operating activities	44,773	38,991
Investing activities
Acquisition of Mariana Resources Limited	(48,299)
Proceeds from disposal of investments and other	14,352	12,774
Proceeds from disposal of mineral, royalty and other interests	3,600	5,617
Acquisition of mineral, royalty and other interests	(4,409)	(10,806)
Investment in Hot Maden interest	(584)
Acquisition of investments and other assets	(4,761)	(5,731)
Loan repayment		2,993
Loan issuance		(1,000)
Cash flow from (used in) investing activities	(40,101)	3,847
Financing activities
Redemption of common shares (normal course issuer bid)	(17,729)	(2,280)
Bank debt drawn	16,000	5,000
Bank debt repaid	(16,000)	(88,500)
Proceeds on exercise of warrants, options and other	2,605	5,455
Proceeds from issuance of common shares net of financing costs		53,453
Cash flow from (used in) financing activities	(15,124)	(26,872)
Effect of exchange rate changes on cash and cash equivalents	1,557	122
Net increase (decrease) in cash and cash equivalents	(8,895)	16,088
Cash and cash equivalents, beginning of year	21,434	5,346
Cash and cash equivalents, end of year	$ 12,539	$ 21,434